Trade receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Trade receivables
7.
Trade receivables

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Trade receivables	152,256	200,737
Allowance for expected credit loss	(22,252)	(19,017)
Total	130,004	181,720

As at June 30, 2023, trade receivables included RMB14.3 million receivable from an associate. The Group recognized RMB12.3 million revenue from sales to such associate during the first half of 2023.

The Group uses a provision matrix to calculate ECL for trade receivables that result from transactions within the scope of IFRS 15. The provision rates are based on debtor’s aging as groupings of various debtors that have similar loss patterns. The provision matrix is based on the Group’s historical default rates taking into consideration forward-looking information that is reasonable and supportable and available without undue costs and effort.

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Beginning of the year/period	2,470	22,252
Provision for/ (reversal) of expected credit loss,net	19,782	(3,235)
End of the year/period	22,252	19,017